Property, Plant and Equipment (Details) (USD $)	Dec. 28, 2013	Dec. 31, 2012
Property, Plant and Equipment, Gross	$ 18,464,408
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,224,396
Property, Plant and Equipment, Net	17,240,012	13,248,688
Automobiles [Member]
Property, Plant and Equipment, Gross	58,743
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,876
Property, Plant and Equipment, Net	49,867	57,559
Computer equipment [Member]
Property, Plant and Equipment, Gross	126,192
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	69,019
Property, Plant and Equipment, Net	57,180	48,398
Equipment [Member]
Property, Plant and Equipment, Gross	754,902
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	98,556
Property, Plant and Equipment, Net	656,346	359,445
Equipment held for sale [Member]
Property, Plant and Equipment, Gross	70,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0
Property, Plant and Equipment, Net	70,000	105,045
Furniture and fixtures [Member]
Property, Plant and Equipment, Gross	62,339
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	36,918
Property, Plant and Equipment, Net	25,421	29,980
Leasehold improvements [Member]
Property, Plant and Equipment, Gross	6,327,333
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	615,459
Property, Plant and Equipment, Net	5,498,633	4,979,548
Production equipment [Member]
Property, Plant and Equipment, Gross	5,095,961
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	277,681
Property, Plant and Equipment, Net	4,818,280	0
Production equipment in construction [Member]
Property, Plant and Equipment, Gross	6,060,849
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0
Property, Plant and Equipment, Net	6,060,849	7,606,837
Website development [Member]
Property, Plant and Equipment, Gross	121,330
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	117,365
Property, Plant and Equipment, Net	$ 3,436	$ 61,876